Investments in Unconsolidated Real Estate Ventures - Additional Information (Details) $ in Millions						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2022 RealEstateVenture	Jun. 01, 2022 USD ($)	May 25, 2022 CAD ($)	Apr. 30, 2021	Nov. 10, 2020 RealEstateVenture StorageFacility	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2022 CAD ($) RealEstateVenture Property	Sep. 13, 2022 CAD ($)	Jun. 01, 2022 CAD ($)	Dec. 31, 2021 CAD ($) StorageFacility RealEstateVenture	Dec. 30, 2021 RealEstateVenture	Oct. 07, 2021 USD ($)	Aug. 18, 2021 CAD ($)	Mar. 17, 2021 StorageFacility
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of operating real estate properties | StorageFacility																5
Number of development real estate properties | StorageFacility																1
Equity in earnings (loss) of unconsolidated real estate ventures								$ (1,259,074)	$ (724,306)	$ (1,050,250)	$ 0	$ 0
Initial maximum amount available																		$ 700,000,000
Increased amount														$ 120.0
Guarantee obligations recourse percentage													50.00%
Purchase price								$ 82,100,000
Regent Property 1 [Member]
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage			50.00%										50.00%
Regent Property [Member]
Investments In Unconsolidated Real Estate Ventures [Line Items]
Purchase Price Percentage			50.00%
Purchase price			$ 3.5
Tenant Programs [Member]
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage																50.00%
SmartCentres Storage Finance LP | Regent Property 1 [Member]
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage			50.00%
SmartCentres Storage Finance LP | Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Initial maximum amount available																$ 60.0
Increased amount																120.0
Outstanding amount													$ 111.5			$ 67.2
Initial maximum amount available								5.90%		2.64%
Maturity date				May 11, 2024						May 11, 2021
Loan to value ratio													70.00%			70.00%
Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage facilities | RealEstateVenture					6
Equity in earnings (loss) of unconsolidated real estate ventures						$ 200,000	$ 100,000	$ 600,000	$ 300,000	$ 500,000
Kingspoint Ontario | Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Increased amount																			$ 120.0
Kingspoint Ontario | SmartCentres Storage Finance LP | Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Increased amount																			$ 68.5
SST IV Merger Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of operating real estate properties | Property													2
SST IV Merger Agreement | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage facilities | RealEstateVenture					6
Number of operating real estate properties					3								5			5				3
Number of development real estate properties					3								1				1			3
S S G T I I Merger Agreement Member
Investments In Unconsolidated Real Estate Ventures [Line Items]
Purchase price		$ 261,158,513
S S G T I I Merger Agreement Member | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Initial maximum amount available															$ 34.3
Guarantee obligations recourse percentage															50.00%
S S G T I I Merger Agreement Member | SmartCentres Storage Finance LP | Dupont And Aurora Joint Venture Properties [Member]
Investments In Unconsolidated Real Estate Ventures [Line Items]
Interests															50.00%
S S G T I I Merger Agreement Member | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage facilities | RealEstateVenture	3
Number of operating real estate properties													1							3
Number of development real estate properties													2							3